June 15, 2022

BNY MELLON INVESTMENT FUNDS II, INC.

BNY Mellon Alternative Diversifier Strategies Fund ("BNYMADSF")

BNY Mellon Yield Enhancement Strategy Fund ("BNYMYESF")

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Anthony Mastrocola[1]	0	N/A	1	$4.6M	None	N/A
Lisa M. Sampson[2]	0	N/A	None	N/A	None	N/A

[1]	Because Mr. Mastrocola became a primary portfolio manager of BNYMADSF and BNYMYESF, as of June 15, 2022, his information is as of April 30, 2022.

[2]	Because Ms. Sampson became a primary portfolio manager of BNYMYESF, as of June 15, 2022, her information is as of April 30, 2022.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees
Anthony Mastrocola	None	N/A	N/A
Lisa M. Sampson	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund’s last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Anthony Mastrocola[1]	BNYMADSF	None
	BNYMYESF	None
Lisa M. Sampson[2]	BNYMYESF	None

[1]	Because Mr. Mastrocola became a primary portfolio manager of BNYMADSF and BNYMYESF, as of June 15, 2022, his information is as of April 30, 2022.

[2]	Because Ms. Sampson became a primary portfolio manager of BNYMYESF, as of June 15, 2022, her information is as of April 30, 2022.

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